Business developments (Details 4) (CHF) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		1 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Apr. 30, 2013 Subordinated mandatory and contingent convertible securities (MACCS)	Apr. 08, 2013 Subordinated mandatory and contingent convertible securities (MACCS)
Capital Developments
Value of investor securities issued to raise capital							3,800
Stock Issued During Period, Shares, Conversion of Convertible Securities						233,452,670
Issuance of common shares, MACCS settlement	199,964,015	0	0	199,964,015	0
Sale of treasury shares, MACCS settlement	33,488,655	0	0	33,488,655	0